Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 85.8	$ 77.1	$ 74.6
Assets, net of accumulated depreciation, related to AROs	10.7	10.6
Property and equipment acquired through current and long-term debt	1.8	1.1	5.4
Net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment	5.6	(11.4)	$ (6.9)
Prepaid expenses and other current assets
Property, Plant and Equipment [Line Items]
Prepaid expenses	$ 6.9	$ 6.8